Deferred Income Tax Assets and Liabilities	12 Months Ended
Dec. 31, 2025
Deferred Income Tax Assets and Liabilities
Deferred Income Tax Assets and Liabilities
10.	Deferred Income Tax Assets and Liabilities

The components of deferred tax assets and liabilities at December 31, 2025 and 2024, were as follows (figures are in thousands of USD):

	December 31,
	2025	2024
Losses carryforward (U.S.) (1)	$—	$—
Losses carryforward (Non-U.S.) (1)	7,049	5,938
Product warranties and other reserves	9,768	8,095
Property, plant and equipment	6,235	7,183
Bonus accrual	820	481
Other accruals	3,896	2,728
Deductible temporary difference related to revenue recognition	1,640	1,500
Others	3,733	3,210
Total deferred tax assets	33,141	29,135
Less: Valuation allowance (1)(2)	(12,877)	(11,678)
Total deferred tax assets, net of valuation allowance	20,264	17,457

Deferred withholding tax for dividend distribution from PRC subsidiaries (Note 21)	3,864	3,885
Other taxable temporary differences	3,754	2,709
Total deferred tax liabilities	$7,618	$6,594
(1)	The net operating loss carry-forward for the U.S. entity for income tax purposes are available to reduce future years’ taxable income. These carry-forwards will not expire if not utilized, and the Company may carry the losses forward indefinitely. Net operating losses for China entities can be carried forward for 5 years to offset taxable income except for entities that qualify as a High & New Technology Enterprise, for which the net operating loss can be carried forward for 10 years. However, as of December 31, 2025, valuation allowance was $12.9 million, including $0.1 million allowance for the Company’s deferred tax assets in the United States and $12.8 million allowance for the Company’s non-U.S. deferred tax assets primarily in China. Based on the Company’s current operations, management believes that all deferred tax assets in the United States and certain deferred tax assets in non-U.S. regions are not likely to be realized in the future.
(2)	As of December 31, 2025, the Company had net operating tax loss carry-forwards amounting to $3.6 million and $3.4 million which will expire from 2026 to 2035 and from 2026 to 2030, respectively, if not used.

The deferred tax assets and liabilities are classified in the consolidated balance sheets as follows (figures are in thousands of USD):

	December 31,
	2025	2024
Deferred tax assets	$16,510	$14,748
Deferred tax liabilities	3,864	3,885

The activity in the Company’s valuation allowance for deferred tax assets during the years ended December 31, 2025, 2024 and 2023, are summarized as follows (figures are in thousands of USD):

	Year Ended December 31,
	2025	2024	2023
Balance at beginning of year	$11,678	$18,981	$23,270
Amounts provided for during the year	1,597	343	589
Amounts used and reversed during the year	(676)	(7,435)	(4,511)
Foreign currency translation	278	(211)	(367)
Balance at end of year	$12,877	$11,678	$18,981